CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Income tax expense (benefit) of $0,$0, $0 and ($1) on unrealized gains (losses) on derivative instruments	$ 0	$ 0	$ (14)
Income tax expense (benefit) of $0, $0, $0 and $3 on reclassification of losses on settled derivative instruments	$ 0	$ 0	$ 18